Employee Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Qualified employees maximum contribution to defined contribution savings plan allowed in percentage of annual compensation	75.00%
Company contribution, percentage company contribution matches of the employee's percentage contribution matched	100.00%
Employee retirement savings plan matching expenses	$ 179	$ 171	$ 156
Vesting service period for defined benefit pension plan	3 years
Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	30.00%
Domestic Mid-Small Cap Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Emerging Markets Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Real Estate Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	10.00%
Long-duration bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	35.00%
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	10.00%
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension and postretirement welfare plan	$ 26	24
Plan assets measured at fair value	5,838	4,936	5,482
Pension Plans [Member] | Qualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension and postretirement welfare plan	0	0
Company contributions to pension and postretirement welfare plan in next fiscal year	125
Pension Plans [Member] | Nonqualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to pension and postretirement welfare plan in next fiscal year	25
Pension Plans [Member] | Real Estate Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		109
Pension Plans [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	283	290
Pension Plans [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	304	225
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension and postretirement welfare plan	4	5
Company contributions to pension and postretirement welfare plan in next fiscal year	4
Plan assets measured at fair value	84	81	$ 87
Management Arrangement With Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 57	$ 52